PARTNERSHIP CAPITAL (Tables)	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Disclosure of classes of share capital	Non-controlling interest – Exchange LP Units

	Non-controlling interest – Exchange LP Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	1.2	4.4
Special distribution	0.1	—
Exchange LP conversion	(0.2)	(3.2)
Ending balance	1.1	1.2

(c) Non-controlling interest – Class A shares of Brookfield Infrastructure Corporation

	Non-controlling interest – Class A shares of Brookfield Infrastructure Corporation
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	—	—
Non-cash issuance	46.3	—
Class A shares of Brookfield Infrastructure Corporation conversion	(1.3)	—
Ending balance	45.0	—

	Non-controlling interest – Class A shares of Brookfield Infrastructure Corporation
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$—	$—
Class A shares of Brookfield Infrastructure Corporation conversion	(18)	—
Ending balance	$(18)	$—

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
US$ MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$2,328	$2,078
Unit issuance	—	250
Ending balance	$2,328	$2,328

	Non-controlling interest – Exchange LP Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$159	$212
Exchange LP conversion	(2)	(53)
Ending balance	$157	$159

Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	49.9	49.9
Ending balance	49.9	49.9
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	121.9	115.8
Issued for cash	—	6.1
Ending balance	121.9	121.9

(a) Special General and Limited Partnership Capital

	Special General Partner Units		Limited Partnership Units		Total
UNITS MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	1.6	1.6	293.5	277.3	295.1	278.9
Issued for cash	—	—	0.2	13.8	0.2	13.8
Conversion from Exchange LP Units	—	—	0.2	3.2	0.2	3.2
Conversion from class A shares of BIPC	—	—	1.3	—	1.3	—
Repurchased and cancelled	—	—	—	(0.8)	—	(0.8)
Ending balance	1.6	1.6	295.2	293.5	296.8	295.1

	Special General Partner		Limited Partners		Total
US$ MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$19	$19	$5,495	$4,911	$5,514	$4,930
Unit issuance	—	—	5	559	5	559
Conversion from Exchange LP Units	—	—	2	53	2	53
Conversion from class A shares of BIPC	—	—	18	—	18	—
Repurchased and cancelled	—	—	—	(28)	—	(28)
Ending balance	$19	$19	$5,520	$5,495	$5,539	$5,514

	Preferred Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2020	As of and for the 12 month period ended Dec. 31, 2019
Opening balance	$935	$936
Repurchased and cancelled	—	(1)
Ending balance	$935	$935